DISPOSITIONS (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
	Jan. 16, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of analysis of single amount of discontinued operations [line items]
Gain (loss) on dispositions, net		$ 1	$ 6	$ 1	$ 220
Disposal group, disposed of by sale, not discontinued operations | Infrastructure services
Disclosure of analysis of single amount of discontinued operations [line items]
Consideration paid (received)	$ 484
Gain (loss) on dispositions, net	$ 214